Commitment and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

21.    Commitments and Contingencies

Litigation

The Company accrues for cost related to contingencies when a loss is probable, and the amount is reasonably determinable. Disclosure of contingencies is included in the consolidated financial statements when it is at least reasonably possible that a material loss or an additional material loss in excess of amounts already accrued may be incurred.

The Company was the defendant in a lawsuit filed by J&J Produce Holdings, Inc. (“J&J”) related to the acquisition of the Company’s wholly owned subsidiary J&J in May 2019, whereby the plaintiff sought deferred purchase price payments in Chancery court in Delaware. This matter was settled in the first quarter of 2021.

Our subsidiary Benson Hill Seeds, Inc. was the defendant involved in two disputes related to the acquisition of Schillinger Genetics, Inc. The first dispute related to the termination of John Schillinger and alleged breach of obligations under the employment agreement with Mr. Schillinger. The second dispute involved the release of escrow funds related to the acquisition. Both disputes were settled in the second quarter of 2021.

For all litigation matters noted above and other individually immaterial matters, the Company accrued $0 and $2,675 as of December 31, 2021 and 2020 respectively, representing the final estimated settlement amounts some of which were paid out in the current year.

Other Commitments

As of December 31, 2021, the Company has committed to purchase from seed producers and growers at dates throughout 2022 and 2023 at fixed prices aggregating to $71.4 million based on commodity futures or market prices, other payments to growers, and estimated yields per acre. In addition to the obligations for which the price is fixed or determinable, the Company has committed to purchase from seed producers and growers 2.9 million bushels throughout 2022 and 2023 for which the pricing is currently variable. These amounts are not recorded in the condensed consolidated financial statements because the Company has not taken delivery of the grain or seed as of December 31, 2021 and due to the fact that the grain or seed are subject to specified quality standards prior to delivery.